Other Balance Sheet Components - Related Party Loan (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2016	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2018
Related Party Transactions
Secured loan to a founder of a related party		$ 80,000		$ 80,000
Deposit for secured loan		$ 79,274		$ 43,614
Secured Loan to Founder of Related Party
Related Party Transactions
Secured loan term to a founder of a related party	1 year
Secured loan to a founder of a related party	$ 100,000
Annual interest rate of secured loan to a founder of a related party (as a percent)	5.00%	7.50%
Loan repaid			$ 20,000
Deposit for secured loan		$ 79,300